Significant Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 74,390	$ 54,551
Federal and state research tax credit carryforwards	7,551	7,240
Deferred revenue	1,434	26,160
Stock options	2,362	1,749
Capitalized research and development		1,627
Capitalized acquisition costs	1,503	1,930
Other	1,859	2,627
Total deferred tax assets	89,099	95,884
Valuation allowance	(89,099)	(95,884)
Net deferred tax assets